THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 95.5%

	Shares	Value

CONSUMER DISCRETIONARY — 11.2%
Bowlero*	20,600	$249,878
Chuy’s Holdings*	6,800	282,812
Five Below*	1,500	312,510
Fox Factory Holding*	1,500	167,850
Papa John’s International	2,800	231,560
Skyline Champion*	2,700	188,082
Topgolf Callaway Brands*	9,100	181,727

		1,614,419

CONSUMER STAPLES — 1.4%
Primo Water	13,900	196,963

ENERGY — 5.3%
Clean Energy Fuels*	39,300	193,749
Denbury*	2,900	254,939
Helix Energy Solutions Group*	34,000	326,400

		775,088

FINANCIALS — 2.9%
Columbia Banking System	8,930	199,586
Live Oak Bancshares	6,000	227,220

		426,806

HEALTH CARE — 22.7%
Abcam ADR*	8,055	188,809
Avid Bioservices*	10,100	127,866
Azenta*	3,800	178,524
DocGo*	16,500	138,435
Encompass Health	3,400	224,502
Ensign Group	2,900	280,923
Haemonetics*	3,200	295,168
Harmony Biosciences Holdings*	6,300	222,831
Lantheus Holdings*	2,900	250,821
Neogen*	8,100	187,839

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

HEALTH CARE — continued
NextGen Healthcare*	15,700	$261,091
Omnicell*	4,200	265,230
Pacira BioSciences*	3,700	134,495
Progyny*	5,300	221,328
STAAR Surgical*	3,800	208,126
Tandem Diabetes Care*	3,000	104,760

		3,290,748

INDUSTRIALS — 22.1%
Albany International, Cl A	3,800	365,864
API Group*	10,700	307,732
Construction Partners, Cl A*	9,400	276,360
GATX	1,900	238,184
Griffon	8,800	367,136
Hub Group, Cl A*	2,200	198,286
ICF International	3,000	352,770
Tetra Tech	2,000	338,420
V2X*	3,800	195,548
Vicor*	3,098	285,852
WNS Holdings ADR*	3,944	272,570

		3,198,722

INFORMATION TECHNOLOGY — 25.2%
A10 Networks	15,600	242,112
Axcelis Technologies*	1,700	340,816
Fabrinet*	2,100	259,644
IPG Photonics*	2,000	262,900
Model N*	7,313	243,669
Napco Security Technologies	6,400	239,872
Power Integrations	3,100	301,134
PowerSchool Holdings, Cl A*	13,800	333,546
Progress Software	5,400	324,324
PROS Holdings*	8,900	338,200
Rambus*	5,000	313,050

THE ADVISORS’ INNER CIRCLE FUND	RHJ SMALL CAP PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INFORMATION TECHNOLOGY — continued
Viavi Solutions*	17,600	$191,312
Zuora, Cl A*	21,300	249,849

		3,640,428

MATERIALS — 4.7%
Materion	2,300	274,022
Mativ Holdings	8,700	136,938
Osisko Gold Royalties	17,800	263,796

		674,756

TOTAL COMMON STOCK (Cost $11,086,823)		13,817,930

SHORT-TERM INVESTMENT(A) — 4.5%

First American Government Obligations Fund, Cl X , 5.252% (Cost $658,848)	658,848	658,848

TOTAL INVESTMENTS— 100.0% (Cost $11,745,671)		$14,476,778

Percentages are based on Net Assets of $14,469,928.
*	Non-income producing security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

ADR	American Depositary Receipt
Cl	Class

RHJ-QH-002-4000

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2023 (Unaudited)

SCHEDULE OF INVESTMENTS COMMON STOCK†† — 95.5%

	Shares	Value

COMMUNICATION SERVICES — 1.6%
Entravision Communications, Cl A	33,900	$162,042
Thryv Holdings*	14,093	334,004

		496,046

CONSUMER DISCRETIONARY — 9.9%
Chuy’s Holdings*	12,438	517,297
Green Brick Partners*	11,246	635,624
Johnson Outdoors, Cl A	3,891	230,036
Lindblad Expeditions Holdings*	30,544	361,030
ONE Group Hospitality*	35,220	259,571
XPEL*	5,601	454,970
Xponential Fitness, Cl A*	13,736	290,104
Zumiez*	15,127	285,295

		3,033,927

CONSUMER STAPLES — 2.0%
elf Beauty*	5,249	612,663

ENERGY — 1.9%
Clean Energy Fuels*	56,918	280,606
DMC Global*	15,638	294,932

		575,538

FINANCIALS — 4.0%
Federal Agricultural Mortgage, Cl C	3,627	583,040
Live Oak Bancshares	9,906	375,141
Trico Bancshares	7,516	280,948

		1,239,129

HEALTH CARE — 24.2%
Accuray*	78,578	334,742
AngioDynamics*	22,059	191,693
ANI Pharmaceuticals*	9,200	483,460
Avid Bioservices*	17,100	216,486
Cerus*	64,910	199,274
Computer Programs & Systems*	14,840	389,105
DocGo*	51,496	432,052
iRadimed	8,549	375,558

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

HEALTH CARE — continued
LeMaitre Vascular	9,411	$595,057
Mesa Laboratories	2,261	290,900
NextGen Healthcare*	25,504	424,132
Pennant Group*	33,703	386,910
Simulations Plus	11,343	564,881
Surmodics*	9,607	308,096
Tactile Systems Technology*	18,455	422,804
U.S. Physical Therapy	3,784	439,966
UFP Technologies*	4,911	956,000
Utah Medical Products	4,330	425,769

		7,436,885

INDUSTRIALS — 28.9%
AerSale*	20,438	306,775
Alamo Group	2,778	538,265
Allied Motion Technologies	10,080	392,112
CBIZ*	8,146	430,842
Construction Partners, Cl A*	15,498	455,641
CRA International	3,014	301,671
Douglas Dynamics	13,114	407,190
Ducommun*	7,651	383,621
Energy Recovery*	19,447	592,745
Exponent	4,156	372,294
Healthcare Services Group	21,726	273,965
Huron Consulting Group*	4,759	450,059
Karat Packaging	11,431	232,392
Liquidity Services*	27,428	460,242
Montrose Environmental Group*	9,873	399,560
MYR Group*	2,604	371,226
Quest Resource Holding*	45,543	301,495
Radiant Logistics*	50,164	386,263
Shyft Group	11,250	162,337
Sterling Infrastructure*	9,767	585,923
Thermon Group Holdings*	19,912	549,770
Transcat*	2,500	209,700
Vicor*	3,104	286,406

		8,850,494

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2023 (Unaudited)

COMMON STOCK†† — continued

	Shares	Value

INFORMATION TECHNOLOGY — 19.5%
A10 Networks	33,394	$518,275
Axcelis Technologies*	2,273	455,691
Cambium Networks*	19,278	312,303
Clearfield*	4,466	208,741
Harmonic*	34,905	520,783
Luna Innovations*	58,160	525,766
MagnaChip Semiconductor*	27,702	256,244
Model N*	9,924	330,668
Napco Security Technologies	10,158	380,722
nLight*	32,192	463,565
Perficient*	5,023	320,417
PROS Holdings*	18,495	702,810
Vishay Precision Group*	11,896	445,029
Zuora, Cl A*	45,172	529,867

		5,970,881

MATERIALS — 3.5%
American Vanguard	18,968	342,562
Haynes International	9,126	457,760
Mativ	17,340	272,932

		1,073,254

TOTAL COMMON STOCK (Cost $22,472,201)		29,288,817

SHORT-TERM INVESTMENT(A) — 4.8%

First American Government Obligations Fund, Cl X , 5.252% (Cost $1,457,368)	1,457,368	1,457,368

TOTAL INVESTMENTS— 100.3% (Cost $23,929,569)		$30,746,185

THE ADVISORS’ INNER CIRCLE FUND	RHJ MICRO CAP PORTFOLIO JULY 31, 2023 (Unaudited)

Percentages are based on Net Assets of $30,659,308.
*	Non-income producing security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.
(A)	The rate reported is the 7-day effective yield as of July 31, 2023.

Cl	Class

RHJ-QH-004-2600